NON-WHOLLY-OWNED SUBSIDIARIES - Investments In Material Non-Wholly Owned Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Current assets	$ 3,866	$ 4,163
Non-current assets	12,054	12,494
Current liabilities	5,629	4,266
Non-current liabilities	9,155	9,685
Revenues	9,649	9,606	$ 9,903
Net income (loss)	93	(127)	(134)
OCI	203	(221)	(195)
Profit/(loss) allocated to others’ ownership interest	57	37	(6)
Equity allocated to others’ ownership interest	1,652	1,479
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Current assets	2,483	2,574
Non-current assets	11,118	11,531
Current liabilities	2,313	2,543
Non-current liabilities	9,006	9,522
Revenues	5,944	5,691	5,157
Net income (loss)	76	49	1
OCI	219	(222)	(193)
Profit/(loss) allocated to others’ ownership interest	57	37	(6)
Distributions to others’ ownership interest	(50)	(257)	(326)
Equity allocated to others’ ownership interest	$ 1,652	$ 1,479	$ 1,768